Stock Incentive Plans (Notes)	12 Months Ended
Jun. 30, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Incentive Plans
Stock Incentive Plans
The Company's 2009 Omnibus Stock Incentive Plan provides for the granting of share-based incentive awards in the form of nonqualified stock options, stock appreciation rights (SARs), restricted stock units (RSUs) and restricted and unrestricted stock to officers and key employees of the Company. The aggregate number of shares authorized for issuance under the 2009 Omnibus Stock Incentive Plan is 14,700,000. The Company satisfies share-based incentive award obligations by issuing shares of common stock out of treasury, which have been repurchased pursuant to the Company's share repurchase program described in Note 11 to the Consolidated Financial Statements, or through the issuance of previously unissued common stock.
Stock Options/SARs - Stock options allow the participant to purchase shares of common stock at a price not less than 100 percent of the fair market value of the stock on the date of grant. Upon exercise, SARs entitle the participant to receive shares of common stock equal to the increase in value of the award between the grant date and the exercise date. Stock options and SARs are exercisable from one to three years after the date of grant and expire no more than 10 years after grant.
The fair value of each stock option and SAR award granted in 2015, 2014 and 2013 was estimated at the date of grant using a Black-Scholes option pricing model with the following weighted-average assumptions:

	2015	2014	2013
Risk-free interest rate	2.0%	1.55%	0.8%
Expected life of award	5.4 yrs	5.1 yrs	4.9 yrs
Expected dividend yield of stock	1.8%	1.9%	1.7%
Expected volatility of stock	32.3%	39.1%	39.0%
Weighted-average fair value	$30.50	$32.57	$24.76

The risk-free interest rate was based on U.S. Treasury yields with a term similar to the expected life of the award. The expected life of the award was derived by referring to actual exercise and post-vesting employment termination experience. The expected dividend yield was based on the Company's historical dividend rate and stock price over a period similar to the expected life of the award. The expected volatility of stock was derived by referring to changes in the Company's historical common stock prices over a time-frame similar to the expected life of the award.
Stock option and SAR activity during 2015 is as follows (aggregate intrinsic value in millions):

	Number of Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term		Aggregate Intrinsic Value
Outstanding June 30, 2014	8,208,699	$72.87
Granted	1,128,279	113.92
Exercised	(1,159,101)	62.82
Canceled	(43,671)	101.10
Outstanding June 30, 2015	8,134,206	$79.84	5.2	years	$298.0
Exercisable June 30, 2015	5,824,117	$69.43	4.0	years	$273.9

A summary of the status and changes of shares subject to stock option and SAR awards and the related average price per share follows:

	Number of Shares	Weighted-Average Grant Date Fair Value
Nonvested June 30, 2014	2,484,971	$28.89
Granted	1,128,279	30.50
Vested	(1,264,918)	26.93
Canceled	(38,243)	31.00
Nonvested June 30, 2015	2,310,089	$30.71

At June 30, 2015, $19,061 of expense with respect to nonvested stock option and SAR awards has yet to be recognized and will be amortized into expense over a weighted-average period of approximately 20 months. The total fair value of shares vested during 2015, 2014 and 2013 was $34,064, $42,363 and $29,777, respectively.
Information related to stock options and SAR awards exercised during 2015, 2014 and 2013 is as follows:

	2015	2014	2013
Net cash proceeds	$3,355	$8,013	$32,204
Intrinsic value	72,140	155,903	208,426
Income tax benefit	17,355	37,993	47,659

During 2015, 2014 and 2013, the Company recognized stock-based compensation expense of $34,617, $49,998 and $33,018, respectively, relating to stock option and SAR awards. The Company derives a tax deduction measured by the excess of the market value over the grant price at the date stock-based awards are exercised. The related tax benefit is credited to additional capital as the Company is currently in a windfall tax benefit position.
Shares surrendered upon exercise of stock options and SARs: 2015 - 243,799; 2014 - 775,163; 2013 - 1,947,148.

RSUs - RSUs constitute an agreement to deliver shares of common stock to the participant at the end of a vesting period. Generally, the RSUs vest and the underlying stock is issued ratably over a three-year graded vesting period. Unvested RSUs may not be transferred and do not have dividend or voting rights. For each unvested RSU, recipients are entitled to receive a dividend equivalent, payable in cash or common shares, equal to the cash dividend per share paid to common shareholders.
The fair value of each RSU award granted in 2015, 2014 and 2013 was based on the fair market value of the Company's common stock on the date of grant. A summary of the status and changes of shares subject to RSU awards and the related average price per share follows:

	Number of Shares	Weighted-Average Grant Date Fair Value
Nonvested June 30, 2014	471,530	$94.59
Granted	211,088	113.02
Vested	(213,986)	88.57
Canceled	(19,344)	105.91
Nonvested June 30, 2015	449,288	$105.63

During 2015, 2014 and 2013, the Company recognized stock-based compensation expense of $22,547, $21,475 and $17,852 respectively, relating to RSU awards. At June 30, 2015, $18,395 of expense with respect to nonvested RSU awards has yet to be recognized and will be amortized into expense over a weighted-average period of approximately 19 months. The total fair value of RSU awards vested during 2015, 2014 and 2013 was $18,953, $18,007 and $12,488, respectively. The Company recognized a tax benefit of $704, $2,509 and $976 relating to the issuance of common stock for RSU awards that vested during 2015, 2014 and 2013, respectively.
LTIP/Restricted Stock - The Company's Long Term Incentive Plans (LTIP) provide for the issuance of unrestricted stock to certain officers and key employees based on the attainment of certain goals relating to the Company's revenue growth, earnings per share growth and return on invested capital during the 3-year performance period. No dividends or dividend equivalents are paid on unearned shares.

Stock issued for LTIP	2015	2014	2013
LTIP 3-year plan	2012-13-14	2011-12-13	2010-11-12
Number of shares issued	185,063	298,813	792,428
Average share value on date of issuance	$119.06	$126.17	$83.64
Total value	$22,034	$37,701	$66,278

Under the Company's 2013-14-15 LTIP, a payout of unrestricted stock will be issued in April 2016.
The fair value of each LTIP award granted in 2015, 2014 and 2013 was based on the fair market value of the Company's common stock on the date of grant. A summary of the status and changes of shares relating to the LTIP and the related average price per share follows:

	Number of Shares	Weighted-Average Grant Date Fair Value
Nonvested June 30, 2014	920,096	$94.83
Granted	297,728	120.21
Vested	(333,239)	79.46
Canceled	(8,414)	96.98
Nonvested June 30, 2015	876,171	$109.27

During 2015, 2014 and 2013, the Company recorded stock-based compensation expense of $38,929, $31,688 and $34,127, respectively, relating to the LTIP.
Shares surrendered in connection with the LTIP: 2015 - 42,394; 2014 - 140,406; 2013 - 311,110.
In 2015, 2014 and 2013, 12,716, 12,353 and 14,580 restricted shares, respectively, were issued to certain non-employee members of the Board of Directors. Transferability of these shares is restricted for one to three years following issuance. These shares vest ratably, on an annual basis, over the term of office of the director. The fair value of the restricted shares issued in 2015, 2014 and 2013 was based on the fair market value of the Company's common stock on the date of grant. During 2015, 2014 and 2013, the Company recognized expense of $1,401, $1,304 and $1,137, respectively, related to restricted shares.
During 2015, 2014 and 2013, the Company recognized a tax benefit (cost) of $5,370, $(6,770) and $17,395, respectively, relating to the LTIP and restricted shares issued to non-employee members of the Board of Directors.
At June 30, 2015, the Company had approximately 6 million common shares reserved for issuance in connection with its stock incentive plans.